Award Timing Disclosure	12 Months Ended
Aug. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Equity Award Grant Practices
Equity awards made to our employees are discretionary and are granted to our NEOs and certain other employees typically on an annual basis. In certain circumstances, including certain new hires, promotions, retention, or other similar activities, the Compensation Committee may approve grants to be effective at other times. The Company did not grant stock options to its employees during the fiscal year that ended August 31, 2025. The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation and works with a compensation consultant with respect to the structure of our equity award program and general grant parameters.

Award Timing Method	Equity awards made to our employees are discretionary and are granted to our NEOs and certain other employees typically on an annual basis. In certain circumstances, including certain new hires, promotions, retention, or other similar activities, the Compensation Committee may approve grants to be effective at other times. The Company did not grant stock options to its employees during the fiscal year that ended August 31, 2025.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation and works with a compensation consultant with respect to the structure of our equity award program and general grant parameters.
MNPI Disclosure Timed for Compensation Value	false